Taxes (Details) - 6 months ended Jun. 30, 2022	CNY (¥)	USD ($)
Taxes (Details) [Line Items]
Taxes, description	The Company’s cumulative net operating loss (“NOL”) of approximately RMB 55,027,921 (USD 8,199,172) as of June 30, 2022 was mainly from NOL of Beijing WiMi, Shenzhen Yidian and Shenzhen Duodian.
Net operating loss carry forwards	¥ 55,027,921	$ 8,199,172
VAT Percentage	6.00%
China [Member]
Taxes (Details) [Line Items]
VAT Percentage	13.00%
Singapore [Member]
Taxes (Details) [Line Items]
GST rate	7.00%